UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

FORM N-Q

MAY 31, 2018

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Certificates of Deposit - 25.0%
Bank of Montreal Chicago	2.100%	6/1/18	$1,200,000	$1,200,000
Bank of Nova Scotia (1 mo. USD LIBOR + 0.160%)	2.128%	6/26/18	500,000	500,000	(a)
Barclays Bank PLC	1.990%	8/1/18	750,000	750,000
BNP Paribas NY Branch	1.590%	6/6/18	1,000,000	999,951
BNP Paribas NY Branch (1 mo. USD LIBOR + 0.190%)	2.118%	7/9/18	1,000,000	1,000,000	(a)
Canadian Imperial Bank of Commerce	2.000%	9/17/18	1,000,000	998,865
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.260%)	2.178%	11/13/18	250,000	249,663	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	2.228%	7/27/18	1,500,000	1,500,000	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.250%)	2.157%	8/1/18	500,000	500,000	(a)
HSBC Bank USA (1 mo. USD LIBOR + 0.160%)	2.078%	7/12/18	1,000,000	1,000,000	(a)
HSBC Bank USA (1 mo. USD LIBOR + 0.200%)	2.160%	7/25/18	1,000,000	1,000,026	(a)
KBC Bank NV	2.130%	6/4/18	1,000,000	1,000,014
KBC Bank NV	2.270%	7/30/18	1,000,000	1,000,000
Landesbank Hessen-Thuringen	1.720%	6/6/18	1,000,000	1,000,000
Landesbank Hessen-Thuringen	1.600%	7/6/18	500,000	499,704
Mitsubishi UFJ Trust & Banking NY	1.740%	6/29/18	350,000	349,928
Mitsubishi UFJ Trust & Banking NY	2.020%	7/31/18	1,000,000	999,435
Mitsubishi UFJ Trust & Banking NY (1 mo. USD LIBOR + 0.230%)	2.169%	8/17/18	1,000,000	1,000,000	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.210%)	2.138%	7/9/18	1,000,000	1,000,000	(a)
Mizuho Bank Ltd.	1.550%	8/23/18	550,000	549,045
National Bank of Canada	1.660%	9/21/18	500,000	498,674
Natixis NY	2.150%	7/31/18	1,000,000	1,000,000
Natixis NY	1.600%	8/23/18	500,000	499,064
Natixis NY (1 mo. USD LIBOR + 0.440%)	2.379%	9/17/18	500,000	500,214	(a)
Nordea Bank AB	1.910%	7/27/18	1,000,000	1,000,000
Norinchukin Bank	1.700%	6/29/18	1,000,000	999,654
Norinchukin Bank (1 mo. USD LIBOR + 0.200%)	2.129%	7/11/18	1,000,000	1,000,000	(a)
Norinchukin Bank	1.660%	7/26/18	500,000	499,454
Oversea-Chinese Banking Corp. Ltd.	2.100%	6/1/18	1,000,000	1,000,000
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.190%)	2.107%	9/4/18	1,000,000	999,584	(a)
Royal Bank of Canada (3 mo. USD LIBOR + 0.130%)	2.201%	6/12/18	1,280,000	1,280,012	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.170%)	2.118%	6/20/18	2,000,000	2,000,124	(a)
Royal Bank of Canada	1.545%	7/13/18	750,000	749,568
Royal Bank of Canada (1 mo. USD LIBOR + 0.180%)	2.115%	7/18/18	500,000	500,014	(a)
Standard Chartered Bank	1.620%	6/1/18	1,310,000	1,310,000
Standard Chartered Bank (1 mo. USD LIBOR + 0.210%)	2.128%	6/14/18	1,000,000	999,993	(a)
Standard Chartered Bank	1.710%	6/28/18	250,000	249,942
Standard Chartered Bank (1 mo. USD LIBOR + 0.200%)	2.129%	7/10/18	1,000,000	1,000,000	(a)
Standard Chartered Bank	1.600%	8/10/18	1,000,000	998,594
Sumitomo Mitsui Trust Bank Ltd.	2.040%	6/4/18	1,000,000	1,000,011
Sumitomo Mitsui Trust Bank Ltd.	2.300%	6/20/18	1,000,000	1,000,149
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.210%)	2.145%	7/18/18	1,000,000	1,000,000	(a)
Sumitomo Mitsui Trust Bank Ltd. (1 mo. USD LIBOR + 0.250%)	2.168%	8/13/18	500,000	500,000	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.350%)	2.705%	8/13/18	150,000	150,031	(a)

See Notes to Schedule of Investments.

1

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Toronto Dominion Bank NY	1.600%	7/20/18	$989,000	$988,086
Toronto Dominion Bank NY	1.600%	8/22/18	500,000	498,891
Wells Fargo Bank N.A.	1.850%	6/1/18	1,000,000	1,000,000

Total Certificates of Deposit				40,318,690

Commercial Paper - 51.8%
ABN AMRO Funding USA LLC	1.903%	6/12/18	750,000	749,565	(b)(c)
ABN AMRO Funding USA LLC	2.010%	8/3/18	1,000,000	996,518	(b)(c)
ABN AMRO Funding USA LLC	2.338%	9/4/18	1,000,000	993,878	(b)(c)
ABN AMRO Funding USA LLC	2.378%	9/5/18	1,000,000	993,733	(b)(c)
ABN AMRO Funding USA LLC	2.522%	10/23/18	1,750,000	1,732,570	(b)(c)
ANZ National International Ltd.	2.057%	6/14/18	1,000,000	999,260	(b)(c)
Apple Inc.	1.700%	6/1/18	4,000,000	4,000,000	(b)(c)
ASB Finance Ltd. (3 mo. USD LIBOR + 0.150%)	2.373%	6/21/18	1,225,000	1,225,285	(a)(c)
Australia & New Zealand Banking Group Ltd. (1 mo. USD LIBOR + 0.170%)	2.093%	9/5/18	355,000	354,928	(a)(c)
Bank Nederlandse Gemeenten NV	1.721%	6/5/18	2,000,000	1,999,618	(b)(c)
Bank of Montreal	2.251%	8/9/18	1,000,000	995,711	(b)
Bank of Nova Scotia	1.801%	6/14/18	1,000,000	999,350	(b)(c)
Bank of Nova Scotia	2.106%	7/6/18	1,000,000	997,958	(b)(c)
Bank of Nova Scotia	2.114%	1/4/19	500,000	493,761	(b)(c)
Bank of Tokyo-Mitsubishi UFJ NY	2.313%	7/9/18	2,000,000	1,995,144	(b)
Bank of Tokyo-Mitsubishi UFJ NY	2.323%	8/1/18	500,000	498,051	(b)
BNP Paribas Fortis SA	2.376%	8/15/18	845,000	840,863	(b)
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.180%)	2.108%	7/9/18	250,000	249,984	(a)(c)
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.230%)	2.159%	10/10/18	1,000,000	1,000,031	(a)(c)
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.400%)	2.329%	10/11/18	2,000,000	2,000,000	(a)(c)
BPCE SA	2.267%	7/9/18	1,000,000	997,625	(b)(c)
BPCE SA	2.542%	11/1/18	1,000,000	989,333	(b)(c)
Canadian Imperial Bank of Commerce	2.211%	6/4/18	1,000,000	999,817	(b)(c)
Canadian Imperial Bank of Commerce	1.771%	6/5/18	750,000	749,853	(b)(c)
Canadian Imperial Bank of Commerce	1.721%	6/14/18	1,000,000	999,379	(b)(c)
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.190%)	2.155%	8/24/18	1,000,000	1,000,000	(a)(c)
Colgate-Palmolive Co.	1.701%	6/13/18	4,000,000	3,997,733	(b)(c)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.150%)	2.078%	7/9/18	1,000,000	999,846	(a)(c)
Credit Agricole CIB	2.440%	10/25/18	2,000,000	1,980,452	(b)
Credit Suisse NY	2.051%	8/9/18	500,000	498,055	(b)
Danske Corp.	1.700%	6/1/18	3,900,000	3,900,000	(b)(c)
Danske Corp.	2.291%	8/13/18	755,000	751,509	(b)(c)
DBS Bank Ltd.	2.325%	7/13/18	1,000,000	997,305	(b)(c)
DnB NOR Bank ASA	2.105%	6/29/18	1,000,000	998,374	(b)(c)
Export Development Corp.	2.432%	11/13/18	1,000,000	989,000	(b)
HSBC Bank PLC (1 mo. USD LIBOR + 0.160%)	2.128%	7/26/18	500,000	500,000	(a)(c)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.388%	9/27/18	500,000	500,000	(a)(c)
HSBC Bank PLC (1 mo. USD LIBOR + 0.200%)	2.123%	11/5/18	500,000	500,000	(a)(c)
ING U.S. Funding LLC	1.801%	6/13/18	1,000,000	999,400	(b)
ING U.S. Funding LLC	2.128%	7/16/18	750,000	748,022	(b)
JPMorgan Securities LLC	2.430%	10/4/18	1,000,000	991,667	(b)
JPMorgan Securities LLC	2.430%	11/1/18	1,000,000	989,800	(b)

JPMorgan Securities LLC (1 mo. USD LIBOR + 0.240%)	2.163%	11/5/18	1,000,000	1,000,000	(a)(c)
Landesbank Hessen-Thuringen	2.005%	6/18/18	1,500,000	1,498,583	(b)(c)
Landesbank Hessen-Thuringen	2.102%	8/14/18	1,000,000	995,724	(b)(c)

See Notes to Schedule of Investments.

2

WESTERN ASSET PRIME OBLIGATIONS MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
National Australia Bank Ltd.	1.986%	6/14/18	$1,000,000	$999,285	(b)(c)
National Bank of Canada	2.108%	6/19/18	550,000	549,423	(b)(c)
National Bank of Canada	2.119%	7/16/18	850,000	847,769	(b)(c)
Nordea Bank AB	2.390%	7/24/18	500,000	498,255	(b)(c)
Novartis Securities Investment Ltd.	1.760%	6/4/18	3,000,000	2,999,560	(b)(c)
NRW Bank	2.138 - 2.380%	7/30/18	3,535,000	3,522,458	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	1.941%	6/13/18	500,000	499,677	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	2.365%	7/11/18	785,000	782,950	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	2.430%	11/5/18	1,000,000	989,533	(b)(c)
Royal Bank of Canada	2.051%	10/15/18	500,000	496,184	(b)
Skandinaviska Enskilda Banken AB	2.019%	7/17/18	365,000	364,067	(b)(c)
Skandinaviska Enskilda Banken AB	2.263%	7/18/18	1,400,000	1,395,887	(b)(c)
Societe Generale SA	1.690%	6/1/18	4,000,000	4,000,000	(b)(c)
Societe Generale SA	2.327%	8/31/18	360,000	357,907	(b)(c)
Sumitomo Mitsui Banking Corp.	2.262%	6/6/18	1,000,000	999,688	(b)(c)
Sumitomo Mitsui Banking Corp.	2.119 - 2.251%	7/23/18	1,220,000	1,216,183	(b)(c)
Sumitomo Mitsui Trust NY	2.353%	6/21/18	1,500,000	1,498,050	(b)(c)
Svenska Handlsbnkn AB	2.272 - 2.390%	7/23/18	1,630,000	1,624,599	(b)(c)
Swedbank AB	1.929%	7/25/18	500,000	498,568	(b)
Toronto Dominion Bank NY	1.862%	6/14/18	1,000,000	999,328	(b)(c)
Toronto-Dominion Bank NY	1.888%	7/19/18	1,000,000	997,507	(b)(c)
UBS AG	1.950%	6/1/18	1,200,000	1,200,000	(b)(c)
UBS AG (3 mo. USD LIBOR + 0.230%)	2.593%	11/8/18	1,000,000	1,000,000	(a)(c)
UBS AG (1 mo. USD LIBOR + 0.320%)	2.281%	12/21/18	500,000	500,000	(a)(c)
United Overseas Bank Ltd.	2.325%	7/5/18	1,000,000	997,818	(b)(c)

Total Commercial Paper				83,522,381

Time Deposits - 23.2%
Bank of New York Mellon Corp.	1.700%	6/1/18	4,000,000	4,000,000
Barclays Bank PLC	1.680%	6/1/18	5,000,000	5,000,000
BNP Paribas NY Branch	1.690%	6/1/18	3,000,000	3,000,000
CIBC World Markets Corp.	1.680%	6/1/18	2,000,000	2,000,000
Credit Agricole CIB	1.680%	6/1/18	4,473,000	4,473,000
Mizuho Bank Ltd.	1.710%	6/1/18	3,000,000	3,000,000
National Bank of Canada	1.680%	6/1/18	5,000,000	5,000,000
Natixis SA	1.690%	6/1/18	3,000,000	3,000,000
Northern Trust Corp.	1.660%	6/1/18	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB	1.680%	6/1/18	3,000,000	3,000,000
Swedbank NY Branch	1.680%	6/1/18	4,000,000	4,000,000

Total Time Deposits				37,473,000

TOTAL INVESTMENTS - 100.0% (Cost - $161,314,071#)				161,314,071
Liabilities in Excess of Other Assets - (0.0)%				(55,285)

TOTAL NET ASSETS - 100.0%				$161,258,786

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Prime Obligations Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments†	—	$161,314,071	—	$161,314,071

†	See Schedule of Investments for additional detailed categorizations.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 23, 2018